Morningstar Multi-Sector Bond Fund
Morningstar Multisector Bond Fund
Investment Objective
The Fund seeks total return through a combination of current income and capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Morningstar Multi-Sector Bond Fund Morningstar Multi-Sector Bond Fund
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Account Service Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Morningstar Multi-Sector Bond Fund Morningstar Multi-Sector Bond Fund
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	none
Sub-accounting Fees	0.10%	[1]
Other Operating Expenses	0.47%
Total Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.02%	[2]
Total Annual Fund Operating Expenses	1.20%
Fee Waivers and Expense Reimbursement	(0.38%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.82%	[3]
[1]	Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.
[2]	Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.
[3]	The adviser has agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.80%. Note that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement in the table above is greater than 0.80% as a result of Acquired Fund Fees and Expenses.

Example
The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Morningstar Multi-Sector Bond Fund | Morningstar Multi-Sector Bond Fund | USD ($)	84	343

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from November 2, 2018 through April 30, 2019, the Fund’s portfolio turnover rate[7] was 53% of the average value of its portfolio.

[7] Portfolio turnover rate is not annualized for periods less than one year.
Principal Investment Strategies
In seeking total return through a combination of current income and capital appreciation, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality across various sectors of the fixed-income market. These may include U.S. and non-U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging-market debt securities, mortgage-backed and asset-backed securities, municipal securities, and floating-rate notes.

The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may invest without limit in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. Due to the opportunistic nature of its strategy, the Fund may also invest up to 20% of its assets in equity securities, including common stocks and convertible securities.

Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser, Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”), may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, exchange traded funds (ETFs), and individual securities. Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and deciding what percent of assets to give to each subadviser, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Principal Risks
This Fund is designed to offer a high level of risk, and you can lose money by investing in the Fund. The Fund can also underperform broad markets and other investments. The Fund’s principal risks include:

Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.

Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark.

Interest-Rate Risk—The value of fixed-income securities will typically decline when interest rates rise.

Credit Risk—Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.

High-Yield Risk—High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.

Emerging-Markets Risk—Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.

Currency Risk—Because this Fund invests in foreign securities, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.

Stock Market/Company Risk—Stocks can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors can dramatically affect the stock market as a whole, certain industry sectors, and/or individual companies.

U.S. Government Securities Risk—U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline.

Sovereign Debt Securities Risk—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Mortgage-Related and Other Asset-Backed Securities Risk—Mortgage-related and asset-backed securities are typically subject to the same risks inherent to investing in fixed-income securities as well as extension risk and prepayment risk:
Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.
Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
Municipal Securities Risk—The municipal securities market could be significantly affected by negative political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due.

Floating-Rate Notes Risk—Floating-rate notes are subject to credit risk and interest-rate risk. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable-rate demand note is reset at specified intervals at a market rate. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce the Fund’s income.

Private Placements Risk—Securities that are purchased in private placements are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these investments, especially under adverse circumstances, a Fund could find it more difficult to sell private placements at an advisable time or attractive price. Additionally, such securities may not be listed on an exchange and may have no active trading market. Accordingly, many private placement securities may be illiquid. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.

Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.

Convertible Securities Risk—Convertible securities are generally debt securities or preferred stocks that may be converted into common stock. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue.

Nondiversification Risk—As a nondiversified fund, the Fund has a greater potential to realize losses if adverse events affect a particular issuer.
Performance
Because the Fund has not yet been in operation for a full calendar year as of the date of this prospectus, we cannot yet report on its performance history. Once the Fund has been in operation for at least one calendar year, we will provide performance information for the Fund, as well as a comparison to a relevant market benchmark.